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                            THE LEGENDS FUND, INC.

                                            November 2, 1995

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

     Re:  The Legends Fund, Inc.
          Post-Effective Amendment No. 5 to
          Registration Statement on Form N-1A
          (File Nos. 33-50434 and 811-7084)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Legends Fund, Inc. (the "Fund") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 30, 1995.


                                  Sincerely,

                                  THE LEGENDS FUND, INC.

                                  By:    /s/  Kevin Howard
                                     ---------------------------
                                     Kevin Howard
                                     Secretary